Premises And Equipment (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 18,286,000	$ 13,431,000	$ 10,359,000
Maximum lease term	5 years
Average lease income	131,000
Total lease income	1,572,000	1,542,000	1,574,000
Total rent expense	10,614,000	9,803,000	7,108,000
Maximum lease renewal period	30 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Operating leases in terms of years	30 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Operating leases in terms of years	1 year
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total allocated cost of portion of buildings held for lease	9,992,000	8,942,000
Accumulated depreciation	$ 2,497,000	$ 2,168,000